Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [Abstract]
Earnings per share
Average number of outstanding diluted shares for the six-month period ended June 30, 2024 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the six-month period ended June 30, 2023) on the settlement of the Green Exchangeable Notes (Note 15) and the potential issuance of 568,582 shares (220,925 shares for the six-month period ended June 30, 2023) under the long-term incentive plans granted to employees.
Item	For the six-month period ended June 30,
	2024	2023
	($ in thousands)
Profit attributable to Atlantica	16,033	24,661
Average number of ordinary shares outstanding (thousands) - basic	116,159	116,147
Average number of ordinary shares outstanding (thousands) - diluted	119,920	119,717
Earnings per share for the period (U.S. dollar per share) - basic	0.14	0.21
Earnings per share for the period (U.S. dollar per share) - diluted (*)	0.14	0.21

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the six-month periods ended June 30, 2024, and 2023, as they have an antidilutive effect.